Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Classification of Financial Assets and Liabilities
The following table summarizes the classification of the Company’s financial assets and liabilities:

	Note	December 31	December 31
(in thousands)		2019	2018

Financial assets

Financial assets mandatorily measured at FVTNE

Cash and cash equivalents		$103,986	$75,767

Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 9	4,350	1,332

Convertible notes receivable	15	21,856	12,899

Investments in equity instruments designated as at FVTOCI

Long-term investments - common shares held	16	309,757	164,753

Financial assets measured at amortized cost

Non-revolving term loan	25	431	-

Other accounts receivable	9	2,788	854

Class action settlement recoverable	25, 29	41,500	-

Total financial assets		$484,668	$255,605

Financial liabilities

Financial liabilities at amortized cost

Accounts payable and accrued liabilities		11,794	19,883

Bank debt	18	874,500	1,264,000

Pension liability	28	810	-

Class action settlement	29	41,500	-

Total financial liabilities		$928,604	$1,283,883

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

		December 31	December 31
(in thousands)	Note	2019	2018

Cash and cash equivalents		$103,986	$75,767

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	4,350	1,332

Other accounts receivables	9	2,788	854

Non-revolving term loan	25	431	-

Convertible notes receivable	15	21,856	12,899

Class action settlement recoverable	25, 29	41,500	-

Maximum exposure to credit risk related to financial assets		$174,911	$90,852

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities
The table includes both interest and principal cash flows. To the extent that applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period.

As at December 31, 2019

(in thousands)	2020	2021 - 2023	2024 - 2025	After 2025	Total

Non-derivative financial liabilities

Bank debt ¹	$-	$-	$874,500	$-	$874,500

Interest on bank debt ²	25,363	68,061	5,877	-	99,301

Accounts payable and accrued liabilities	11,794	-	-	-	11,794

Performance share units 3	10,668	6,895	1,506	-	19,069

Pension liability 4	810	-	-	-	810

Lease liability	724	2,413	1,115	-	4,252

Class action settlement 5	41,500	-	-	-	41,500

Total	$90,859	$77,369	$882,998	$-	$1,051,226

1)
Assumes the principal balance outstanding at December 31, 2019 does not change until the debt maturity date. On February 27, 2020, the term of the revolving credit facility was extended by an additional year, with the facility now maturing on February 27, 2025.

2)
As the applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period combined with the assumption that the principal balance outstanding at December 31, 2019 does not change until the debt maturity date.

3)	Assumes a weighted average performance factor of 186% (see Note 20.1).
4)
As described in Note 28, any benefits under the SERP will be paid out to the employee over a 10-year period, or at the employee’s election, a shorter period upon the employee’s retirement from the Company.

5)
As more fully described in Note 29, the class action settlement will be fully funded by the Company’s insurance carriers and the other Defendants. The Company will not be required to pay any portion of the settlement. The recoverable amount has been reflected as a component of Other current assets (Note 25).

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities
The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	December 31	December 31
(in thousands)	2019	2018

Monetary assets

Cash and cash equivalents	$4,148	$731

Accounts receivable	2,519	637

Long-term investments - common shares held	309,757	161,421

Convertible note receivable	11,837	12,899

Non-revolving term loan	431	-

Other long-term assets	3,450	1,105

Total Canadian dollar denominated monetary assets	$332,142	$176,793

Monetary liabilities

Accounts payable and accrued liabilities	$6,059	$16,128

Current taxes payable	-	3,361

Performance share units	15,423	8,808

Lease liability	2,748	-

Pension liability	810	-

Total Canadian dollar denominated monetary liabilities	$25,040	$28,297

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at December 31, 2019
	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(265)	$265

Increase (decrease) in other comprehensive income	30,976	(30,976)

Increase (decrease) in total comprehensive income	$30,711	$(30,711)

	As at December 31, 2018
	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(1,292)	$1,292

Increase (decrease) in other comprehensive income	16,142	(16,142)

Increase (decrease) in total comprehensive income	$14,850	$(14,850)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2019

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents		$103,986	$103,986	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	4,350	-	4,350	-

Long-term investments - common shares held	16	309,757	309,757	-	-

Convertible notes receivable	15	21,856	-	-	21,856

		$439,949	$413,743	$4,350	$21,856

		December 31, 2018

(in thousands)		Total	Level 1	Level 2	Level 3

Cash and cash equivalents		$75,767	$75,767	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	9	1,332	-	1,332	-

Long-term investments - common shares held	16	164,753	164,753	-	-

Convertible note receivable	15	12,899	-	-	12,899

		$254,751	$240,520	$1,332	$12,899

Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Assets
Holding all other variables constant, a fluctuation in interest rates of 1% and a fluctuation in the implied volatility used of 5% would have impacted the valuation as below:

	As at December 31, 2019
	Change in interest rate		Change in volatility
(in thousands)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%

Kutcho Convertible Note	$(515)	$542	$72	$(41)

Gold X Convertible Note	(262)	270	191	(172)